RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of related parties transactions [Abstract]
Disclosure of detailed information about transactions between related parties [Text Block]
(i)	Group companies

	2019	2018	2017
	US$’000	US$’000	US$’000

Freight revenue from related parties	-	-	939
Fuel and port expenses to related parties	-	(18,910)	(55,895)
Bunker swaps from related companies	-	111	182
Guarantee fees from related parties	-	-	325
Guarantee fees to related parties	-	(54)	(451)
Interest expense on loans from related parties	-	-	(629)
Interest income on amounts due from related parties	-	-	1,199
Management fees to related parties	-	(1,135)	(3,495)
Net gain on disposal of businesses	-	3,255	-
Overhead recovery from (to) related party (included in administrative expenses)	-	134	(202)
Dividend paid to related party	-	-	(1,674)
Other expenses to related parties	-	(187)	(1,268)

(ii)	Joint ventures

	2019	2018	2017
	US$’000	US$’000	US$’000

Interest income	983	2,573	4,346
Technical management fee income	1,625	1,625	1,625
Agency Fees from joint ventures	573	574	618
Charter hire and other related revenue	5,345	13,445	4,376
Charter hire and other related expenses	(44,206)	(52,050)	(50,741)
Payments on behalf of a joint venture	(2,199)	(1,217)	(585)
Purchase of ships from a joint venture	54,000	10,250	-
Dividend income	5,000	-	-
Management fee income	86	217	350

Refer to Note 38 for information on the guarantees provided by the Group for loans within joint venture structures.

(iii)	Compensation of directors and key management personnel

The remuneration of the directors and other members of key management is set out below in aggregate for each of the categories specified in IAS 24
Related Party Disclosures
.

	2019	2018	2017
	US$’000	US$’000	US$’000

Short-term benefits	4,166	4,839	6,026
Share-based payments (1)	-	84	459
	4,166	4,923	6,485

(1)
Represents share-based payments on FSP vested during the financial year.